Filed Pursuant to Rule 497(e)
1933 Act File No. 033-12213
1940 Act File No. 811-05037

Trillium P21 Global Equity Fund
(formerly, Portfolio 21 Global Equity Fund)
Institutional Class Ticker: PORIX
Retail Class Ticker: PORTX

Trillium Small/Mid Cap Fund
Institutional Class Ticker: TSMDX
*Retail Class Ticker: TBD
____________________________________________________________________________________________
Supplement dated May 15, 2019 to the
Statutory Prospectus dated October 31, 2018
_____________________________________________________________________________________________

Effective immediately, Patrick Wollenberg, CEFA, now serves as a portfolio manager for the Trillium P21 Global Equity Fund (“Global Equity Fund”). Jim Madden, CFA, Matthew Patsky, CFA and Patrick Wollenberg, CEFA, are responsible for the day-to-day management of the Global Equity Fund.

Effective immediately, Mitali Prasad, CFA, now serves as a portfolio manager for the Trillium Small/Mid Cap Fund (“SMID Fund”). Elizabeth Levy, CFA, Laura McGonagle, CFA and Mitali Prasad, CFA, are responsible for the day-to-day management of the SMID Fund.

Effective immediately, Matthew Patsky, CFA no longer serves as a portfolio manager for the SMID Fund. All references to Mr. Patsky are hereby deleted with respect to the SMID Fund.

The following replaces the information on page 5 of the Prospectus:

Portfolio Managers

The Global Equity Fund is managed by the Portfolio Managers listed below:

Name	Title	Managed the Fund Since
James Madden, CFA	Portfolio Manager	Inception (1999)
Matthew Patsky, CFA	Managing Partner, CEO and Portfolio Manager	2018
Patrick Wollenberg, CEFA	Portfolio Manager and Research Analyst	2019

The following replaces the information on page 10 of the Prospectus:

Portfolio Managers

The SMID Fund is managed by the Portfolio Managers listed below:

Name	Title	Managed the Fund Since
Laura McGonagle, CFA	Senior Vice President, Portfolio Manager and Research Analyst	Inception (2015)
Elizabeth Levy, CFA	Senior Vice President, Portfolio Manager and Research Analyst	2017
Mitali Prasad, CFA	Portfolio Manager and Research Analyst	2019

The following replaces the information found on pages 19-20 of the Prospectus:
Portfolio Managers
An investment team is responsible for the day-to-day management of each Fund as indicated below. Decisions regarding each Fund’s investments are made by majority agreement of the members of the investment team.

Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years
Laura McGonagle, CFA	Trillium Small/Mid Cap Fund (Portfolio Manager since inception)
Laura McGonagle, CFA, joined the Adviser in 2001 and currently serves as senior vice president, portfolio manager and research analyst, and leads the Small/Mid Cap Core strategy. She became a Senior Vice President in January 2014 and previously was a Vice President. Prior to joining Trillium, Laura was an equity research analyst at Adams, Harkness and Hill, a Boston-based investment bank that focuses on emerging growth companies. Laura’s last position at Adams was as a sell-side equity analyst in the “Healthy Living” group. This group covered specialty consumer stocks, which addressed the consumers’ growing awareness of the impact of nutrition, environment and lifestyle choices on their well-being. Laura earned a B.A. in quantitative economics from Tufts University in 1992. Laura is a member of the Boston Security Analysts Society and is a Chartered Financial Analyst charterholder.

Matthew Patsky, CFA	Trillium P21 Global Equity Fund (Portfolio Manager since 2018)
Matthew Patsky, CFA, joined Trillium in 2009 as a managing partner, CEO, portfolio manager, and he also currently leads the Adviser’s Sustainable Opportunities strategy. Matt began his career at Lehman Brothers in 1984 as a technology analyst. In 1989, while covering emerging growth companies for Lehman, he began to incorporate environmental, social and governance factors into his research, becoming the first sell side analyst in the United States to publish on the topic of socially responsible investing in 1994. As Director of Equity Research for Adams, Harkness & Hill, he built that firm’s powerful research capabilities in socially and environmentally responsible areas such as renewable energy, resource optimization, and organic and natural products. Matt was most recently at Winslow Management Company in Boston, where he served as director of research, chairman of the investment committee and portfolio manager for the Green Solutions Strategy and the Winslow Green Solutions Fund. He holds a Bachelor of Science in Economics from Rensselaer Polytechnic Institute and is a Chartered Financial Analyst charterholder.

Elizabeth Levy, CFA	Trillium Small/Mid Cap Fund (Portfolio Manager since 2017)
Elizabeth Levy, CFA, joined the Adviser in 2012 and currently serves as senior vice president, portfolio manager and research analyst, and leads the All Cap Core and Fossil Fuel Free Core Strategies. She became a Senior Vice President in January 2014 and previously was a Vice President. Prior to joining Trillium, Elizabeth worked as a portfolio manager for Winslow Management Company, a division of Brown Advisory, where she had been since 2004. She managed two environmentally focused investment strategies, the Winslow Green Large Cap strategy from 2009-2011 and the Winslow Green Growth strategy during 2011. She also provided equity research across Brown Advisory’s strategies, with a focus on water companies. She served on the Steering Committee of the Social Investment Research Analysts Network (SIRAN), and is a previous Treasurer and Vice President of the Board of Directors of Harvest Cooperative Markets in Boston. Elizabeth holds a B.S. in Chemistry from the College of William and Mary, and a Master of Environmental Management from the Yale School of Forestry and Environmental Studies. She is a member of the Boston Security Analysts Society and is a Chartered Financial Analyst charterholder.

James Madden, CFA	Trillium P21 Global Equity Fund (Portfolio Manager since inception)
James Madden, CFA, Portfolio Manager, has more than 20 years of experience in socially and environmentally responsible investing. He received his bachelor's degree and MBA from the University of Wisconsin. James has been with the Adviser since January 1, 2015, and prior to that, he was with the Fund’s previous investment advisor, Portfolio 21 Investments, since 1991. James is jointly and primarily responsible for day-to-day management of the Fund. He is a member of the CFA Institute and the Portland Society of Financial Analysts.

Mitali Prasad, CFA	Trillium Small/Mid Cap Fund (Portfolio Manager since 2019)
Mitali Prasad, CFA, Portfolio Manager, joined Trillium in 2016. She previously served as a portfolio manager and equity research analyst at Washington Capital Management, where she covered multiple industry sectors and managed MID and SMID GARP portfolios. She held similar portfolio manager and equity analyst roles at OFI Institutional (Oppenheimer Funds) and Babson Capital Management, where she started her career in 1994.
Mitali holds a Bachelor of Electronics and Telecommunications Engineering from the Delhi Institute of Technology in New Delhi, India and a Master of International Affairs from Columbia University in New York. She earned an M.B.A. from the Indian Institute of Management in Bangalore, India in 1991.
She is a Chartered Financial Analyst (CFA) charterholder and a member of the CFA Institute and the CFA Society Boston, serving on its SRI committee from 2008 - 2010 and as Chair of its Value Investing committee from 2009-2013.

Patrick Wollenberg, CEFA	Trillium P21 Global Equity Fund (Portfolio Manager since 2019)
Patrick Wollenberg, CEFA, Portfolio Manager, joined the Advisor in September 2018 with previous experience as a portfolio manager and equity research analyst for several Global and European equity funds at ING Investment Management and Robeco Asset Management, where he started his career in 1994. Immediately prior to joining Trillium, he was an Investment Director at John Hancock Investments (JHI), covering global, international, emerging markets and US equity funds for John Hancock. While at JHI, Patrick served as an ESG specialist at the firm, driving product development, content creation and client education. Patrick also served in due diligence roles at Merrill Lynch Global Wealth & Investment Management.
Patrick completed his Masters of Science (Honors) in Business Administration in 1992 and Masters of Science Economics (Honors) in 1994 from Erasmus University Rotterdam, The Netherlands. Patrick is a Certified European Financial Analyst.

Please retain this Supplement with your Prospectus.

Filed Pursuant to Rule 497(e)
1933 Act File No. 033-12213
1940 Act File No. 811-05037

Trillium P21 Global Equity Fund
(formerly, Portfolio 21 Global Equity Fund)
Institutional Class Ticker: PORIX
Retail Class Ticker: PORTX

Trillium Small/Mid Cap Fund
Institutional Class Ticker: TSMDX
*Retail Class Ticker: TBD
____________________________________________________________________________________________
Supplement dated May 15, 2019 to the
Statement of Additional Information dated October 31, 2018
_____________________________________________________________________________________________

Effective immediately, Patrick Wollenberg, CEFA, now serves as a portfolio manager for the Trillium P21 Global Equity Fund (“Global Equity Fund”). Jim Madden, CFA, Matthew Patsky, CFA and Patrick Wollenberg, CEFA, are responsible for the day-to-day management of the Global Equity Fund.

Effective immediately, Mitali Prasad, CFA, now serves as a portfolio manager for the Trillium Small/Mid Cap Fund (“SMID Fund”). Elizabeth Levy, CFA, Laura McGonagle, CFA and Mitali Prasad, CFA, are responsible for the day-to-day management of the SMID Fund.

Effective immediately, Matthew Patsky, CFA no longer serves as a portfolio manager for the SMID Fund. All references to Mr. Patsky are hereby deleted with respect to the SMID Fund.

The following replaces the information found on page 27 of the Funds’ Statement of Additional Information:

PORTFOLIO MANAGERS

Elizabeth Levy, Laura McGonagle and Mitali Prasad are responsible for the day-to-day management of the SMID Fund, while James Madden, Matthew Patsky and Patrick Wollenberg are responsible for the day-to-day management of the Global Equity Fund. The portfolio managers did not manage any performance-based assets. The following provides information regarding other accounts managed by each portfolio manager as of June 30, 2018. Asset amounts are approximate and have been rounded.

Portfolio Manager	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Elizabeth Levy	1	$22.9 million	0	$0	590	$782.7 million
James Madden	0	$0	0	$0	0	$0 million
Laura McGonagle	0	$0	0	$0	48	$129.4 million
Matthew Patsky	0	$0	0	$0	208	$265.0 million
Mitali Prasad	0	$0	0	$0	0	$0
Patrick Wollenberg	0	$0	0	$0	0	$0

Portfolio Managers’ Compensation. Portfolio managers are compensated with base salaries and bonuses consistent with industry standards. Salaries are not based on the performance of the Funds or their overall net assets. Portfolio managers each receive a bonus based on a combination of quantitative and qualitative assessments of the Portfolio Manager’s performance/contribution to the firm in addition to the Adviser’s profitability. The Adviser also allows the employees to participate in a profit-sharing plan, which receives a discretionary annual contribution from the Adviser’s income stream. The profit-sharing is contributed to the employees’ 401(k). From time to time, senior employees may receive the opportunity to purchase ownership interest in the advisory firm and may receive dividends associated with such interest.

Portfolio Managers’ Ownership Interest in the Funds.
The following indicates the dollar range of beneficial ownership of the Funds’ shares by the portfolio managers as of June 30, 2018:

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000, Over $1,000,000)
	Global Equity Fund	SMID Fund
Elizabeth Levy	$10,001-$50,000	$10,001-$50,000
James Madden	$500,001-$1,000,000	None
Laura McGonagle	None	$100,001 - $500,000
Matthew Patsky	$50,001-$100,000	$100,001-$500,000
Mitali Prasad	None	None
Patrick Wollenberg	$10,001 - $50,000	None

Please retain this Supplement with your Statement of Additional Information.